Parent Company Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net (loss) income	$ (855)	$ 1,118	$ 2,417
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Excess tax (benefit) expense from share-based compensation	(9)	(4)	(3)
Deferred income tax provision (benefit)	(1,073)	(1,100)	891
Net cash provided by operating activities	10,157	12,240	11,319
Cash flows from investing activities:
Purchases of available for sale securities	(54,671)	(41,721)	(139,919)
Proceeds from maturities of and principal repayments on available for sale securities	45,275	54,452	53,366
Proceeds from sales of available for sale securities	26,115	44,033	36,883
Net cash paid for Newport acquisition	(8,935)	0	0
Net cash provided by (used in) investing activities	1,107	(15,405)	(66,646)
Cash flows from financing activities:
Purchase of shares for equity plan	0	(2,238)	0
Stock options exercised	94	10	0
Common shares repurchased	(98)	(5,301)	(5)
Cash dividends on common stock	(1,227)	(1,171)	(1,191)
Excess tax benefit (expense) from share-based compensation	9	4	3
Net proceeds from common stock offering	0	0	2,774
Net cash (used in) provided by financing activities	(21,632)	(7,558)	25,418
Net change in cash and cash equivalents	(10,368)	(10,723)	(29,909)
Cash and cash equivalents at beginning of year	37,689	48,412	78,321
Cash and cash equivalents at end of year	27,321	37,689	48,412
Parent Company [Member]
Cash flows from operating activities:
Net (loss) income	(855)	1,118	2,417
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Equity in undistributed net income of subsidiary	23,920	(1,283)	(2,775)
Excess tax (benefit) expense from share-based compensation	(9)	(4)	(3)
Deferred income tax provision (benefit)	(1,050)	60	(104)
Other, net	211	163	(497)
Net cash provided by operating activities	22,217	54	(962)
Cash flows from investing activities:
Purchases of available for sale securities	0	(1,907)	(8,277)
Proceeds from maturities of and principal repayments on available for sale securities	3,165	2,069	2,000
Proceeds from sales of available for sale securities	0	2,025	2,300
Net cash paid for Newport acquisition	(28,272)	0	0
Payments received on ESOP note receivable	455	435	421
Issuance of ESOP note receivable	0	0	(3,141)
Investment in subsidiary	655	499	(29,450)
Net cash provided by (used in) investing activities	(23,997)	3,121	(36,147)
Cash flows from financing activities:
Purchase of shares for equity plan	0	(2,238)	0
Stock options exercised	94	10	0
Common shares repurchased	(98)	(5,301)	(5)
Cash dividends on common stock	(1,227)	(1,171)	(1,191)
Excess tax benefit (expense) from share-based compensation	9	4	3
Net proceeds from common stock offering	0	0	51,099
Net cash (used in) provided by financing activities	(1,222)	(8,696)	49,906
Net change in cash and cash equivalents	(3,002)	(5,521)	12,797
Cash and cash equivalents at beginning of year	9,591	15,112	2,315
Cash and cash equivalents at end of year	$ 6,589	$ 9,591	$ 15,112